INCOME TAX - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amount
Federal Tax at Statutory Rate	21.00%	21.00%
Permanent	(0.83%)	(0.89%)
Change in Valuation Allowance	(21.51%)	(22.77%)
True Ups	0.00%	0.00%
R&D Credit	1.34%	2.66%
Effective Tax Rate	0.00%	0.00%